United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-00126

                 AllianceBernstein Growth and Income Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2003

                    Date of reporting period: April 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
LARGE CAP VALUE
--------------------------------------------------------------------------------

AllianceBernstein
Growth & Income
Fund

Semi-Annual Report
April 30, 2003

                               [GRAPHIC OMITTED]

                                       [LOGO] ALLIANCEBERNSTEIN(SM)
                                              Investment Research and Management

                           Investment Products Offered
                           ----------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                           ----------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

                                                              ------------------
                                                              SEMI-ANNUAL REPORT
                                                              ------------------

June 10, 2003

Semi-Annual Report

We're excited to announce that Alliance Fund Distributors, Inc. has become AllianceBernstein Investment Research and Management, Inc. All of Alliance Capital's domestic mutual funds have been renamed AllianceBernstein.

This report provides management's discussion of fund performance for AllianceBernstein Growth & Income Fund (the "Fund") for the semi-annual reporting period ended April 30, 2003.

Investment Objectives and Policies

This open-ended fund seeks to provide income and capital appreciation. The Fund invests principally in a diversified portfolio of dividend-paying common stocks of good quality, and may also invest in other types of securities, including bonds, convertible bonds, preferred stocks, and fixed-income securities. We manage the Fund with an eye toward maintaining a defensive dividend yield and price-to-earnings (P/E) ratio, a fully invested posture and a high degree of sector and industry diversification.

Investment Results

The following table provides performance data for the Fund and its benchmarks, the Russell 1000 Value Index and the Standard & Poor's (S&P) 500 Stock Index, for the six- and 12-month periods ended April 30, 2003.

INVESTMENT RESULTS*
Periods Ended April 30, 2003

                                                        ------------------------
                                                               Returns
                                                        ------------------------
                                                        6 Months     12 Months
--------------------------------------------------------------------------------
AllianceBernstein Growth & Income Fund
  Class A                                                  5.42%       -18.80%
--------------------------------------------------------------------------------
  Class B                                                  4.62%       -19.58%
--------------------------------------------------------------------------------
  Class C                                                  4.60%       -19.52%
--------------------------------------------------------------------------------
Russell 1000 Value Index                                   5.25%       -13.01%
--------------------------------------------------------------------------------
S&P 500 Stock Index                                        4.47%       -13.30%
--------------------------------------------------------------------------------

* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of April 30, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

      The unmanaged Russell 1000 Value Index contains those securities in the Russell 1000 Stock Index with a less-than-average growth orientation. The unmanaged Russell


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN GROWTH & INCOME FUND o 1

------------------
SEMI-ANNUAL REPORT
------------------

      1000 Stock Index is comprised of 1000 of the largest capitalized companies that are traded in the United States. The unmanaged Standard & Poor's (S&P) 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market.

      An investor cannot invest directly in an index or an average, and its results are not indicative of any specific investment, including AllianceBernstein Growth & Income Fund.

      Additional investment results appear on pages 4-5.

The Fund's Class A shares outperformed the primary style benchmark, the Russell 1000 Value Index, and the Standard & Poor's (S&P) 500 Stock Index during the six-month period ending April 30, 2003, appreciating 5.42% versus 5.25% and 4.47%, respectively. The Fund also performed strongly compared to its Lipper Large-Cap Value Fund peer group which returned 4.12% during this period.

The Fund's outperformance over the period was largely attributable to stock selection, with JP Morgan, Juniper Networks, Wyeth, Lucent, and Veritas Software among the strongest contributors. Sector selection was a modest detractor from the Fund's performance. Aside from our investment in Micron, performance detractors were primarily health care and consumer related, including Tenet Healthcare, Altria, HCA-Healthcare and Cardinal Health.

During the 12-month period ending April 30, 2003, the Fund underperformed its benchmark, as well as its Lipper Large-Cap Value Fund peer group. Stock selection was particularly weak last spring but has improved steadily since mid-summer. Poor performing investments in Dynegy, Household International, Micron, Tenet Healthcare and Sprint PCS cost the Fund most of what it lost versus its benchmarks and peer group. Investments that contributed positively to Fund performance were Sprint, Budweiser, Juniper Networks, AT&T and Bank of America.

Market Review and Investment Strategy

The 12-month reporting period consisted of two quite disparate investment environments. The first half of the period can be characterized as one of extreme risk aversion on the part of equity investors and a strong preference for "safe" assets (e.g., CD's and Treasuries). In the second half of the period stock prices recovered as a positive shift in fragile consumer and business leader confidence appears to have taken hold, offering investors hope that the worst of the bear market's carnage might be behind us.


--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN GROWTH & INCOME FUND

                                                              ------------------
                                                              SEMI-ANNUAL REPORT
                                                              ------------------

With improved investor confidence, many of the investments we instituted or added to late last year in technology and financials were particularly strong performers this period. In the financial sector, many of the Fund's investments are benefiting from the improved activity levels and psychology around the capital markets.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN GROWTH & INCOME FUND o 3

-----------------
PORTFOLIO SUMMARY
-----------------

PORTFOLIO SUMMARY
April 30, 2003 (unaudited)

INCEPTION DATES                 PORTFOLIO STATISTICS
Class A Shares                  Net Assets ($mil): $6,642.1
7/1/32                          Median Market Capitalization ($mil): $34,407
Class B Shares
2/8/91
Class C Shares
5/3/93

SECTOR BREAKDOWN

  32.0% Finance
  13.5% Technology
  12.9% Health Care
  10.4% Energy
   8.7% Consumer Services               [PIE CHART OMITTED]
   7.0% Utilities
   5.6% Consumer Staples
   3.5% Transportation
   2.3% Basic Industry
   2.2% Capital Goods
   0.4% Consumer Manufacturing
   0.3% Aerospace & Defense

   1.2% Short-Term

HOLDING TYPE

  98.8% Equity                          [PIE CHART OMITTED]
   1.2% Short-Term Securities

All data as of April 30, 2003. The Fund's sector breakdown and holdings are expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN GROWTH & INCOME FUND

                                                              ------------------
                                                              INVESTMENT RESULTS
                                                              ------------------

INVESTMENT RESULTS

AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2003

Class A Shares
--------------------------------------------------------------------------------
                             Without Sales Charge        With Sales Charge
                     1 Year       -18.80%                   -22.23%
                    5 Years         0.41%                    -0.46%
                   10 Years        10.17%                     9.69%

Class B Shares
--------------------------------------------------------------------------------
                             Without Sales Charge        With Sales Charge
                     1 Year       -19.58%                   -22.77%
                    5 Years        -0.44%                    -0.44%
                   10 Years(a)      9.49%                     9.49%

Class C Shares
--------------------------------------------------------------------------------
                             Without Sales Charge        With Sales Charge
                     1 Year       -19.52%                   -20.32%
                    5 Years        -0.37%                    -0.37%
            Since Inception*        9.33%                     9.33%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES) AS OF
THE MOST RECENT QUARTER-END (MARCH 31, 2003)

                                Class A           Class B          Class C
                                 Shares            Shares           Shares
--------------------------------------------------------------------------------
                     1 Year     -31.97%           -32.32%          -30.42%
                    5 Years      -1.86%            -1.78%           -1.79%
                   10 Years       8.56%             8.29%(a)         n/a
            Since Inception*     10.17%             8.86%(a)         8.56%

The Fund's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will vary due to different expenses associated with this class.

The Fund can invest in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*     Inception Date: 7/1/32, Class A; 2/8/91, Class B; 5/3/93, Class C.

(a)   Assumes conversion of Class B shares into Class A shares after 8 years.

n/a: not applicable


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN GROWTH & INCOME FUND o 5

--------------------
TEN LARGEST HOLDINGS
--------------------

TEN LARGEST HOLDINGS
April 30, 2003 (unaudited)

                                                                      Percent of
Company                                                U.S. $ Value   Net Assets
--------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                              $  329,905,740         5.0%
--------------------------------------------------------------------------------
Citigroup, Inc.                                         328,285,194         4.9
--------------------------------------------------------------------------------
Bank of America Corp.                                   310,210,260         4.7
--------------------------------------------------------------------------------
American International Group, Inc.                      266,570,000         4.0
--------------------------------------------------------------------------------
Wyeth                                                   248,921,952         3.7
--------------------------------------------------------------------------------
Pfizer, Inc.                                            205,133,250         3.1
--------------------------------------------------------------------------------
BP Plc (ADR)                                            192,700,000         2.9
--------------------------------------------------------------------------------
ConocoPhillips                                          179,721,900         2.7
--------------------------------------------------------------------------------
Fannie Mae                                              172,505,370         2.6
--------------------------------------------------------------------------------
Union Pacific Corp.                                     163,799,040         2.5
--------------------------------------------------------------------------------
                                                     $2,397,752,706        36.1%


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN GROWTH & INCOME FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

PORTFOLIO OF INVESTMENTS
April 30, 2003 (unaudited)

Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------

COMMON & PREFERRED STOCKS-98.2%

Finance-31.8%
Banking-Money Center-5.0%
J.P. Morgan Chase & Co. .........................    11,240,400   $  329,905,740
                                                                  --------------

Banking-Regional-7.0%
Bank of America Corp. ...........................     4,189,200      310,210,260
Bank One Corp. ..................................     4,400,000      158,620,000
                                                                  --------------
                                                                     468,830,260
                                                                  --------------
Brokerage & Money Management-2.8%
Merrill Lynch & Co., Inc. .......................     1,750,000       71,837,500
Morgan Stanley ..................................     2,500,000      111,875,000
                                                                  --------------
                                                                     183,712,500
                                                                  --------------
Insurance-6.3%
ACE, Ltd. .......................................     2,515,000       83,196,200
American International Group, Inc. ..............     4,600,000      266,570,000
MetLife, Inc. ...................................     2,500,000       71,825,000
                                                                  --------------
                                                                     421,591,200
                                                                  --------------
Mortgage Banking-3.7%
Fannie Mae ......................................     2,383,000      172,505,370
Freddie Mac .....................................       590,000       34,161,000
The PMI Group, Inc. .............................     1,188,640       36,633,885
                                                                  --------------
                                                                     243,300,255
                                                                  --------------
Miscellaneous-7.0%
Citigroup, Inc. .................................     8,363,954      328,285,194
MBNA Corp. ......................................     7,198,500      136,051,650
                                                                  --------------
                                                                     464,336,844
                                                                  --------------
                                                                   2,111,676,799
                                                                  --------------
Technology-13.5%
Communications Equipment-3.2%
Juniper Networks, Inc.(a) .......................    12,304,000      125,746,880
Lucent Technologies, Inc.(a) ....................    21,237,200       38,226,960
   8.00%, 8/01/31,
   Convertible preferred stock(b) ...............       521,600       50,073,600
                                                                  --------------
                                                                     214,047,440
                                                                  --------------
Computer Hardware/Storage-1.5%
Hewlett-Packard Co. .............................     6,220,000      101,386,000
                                                                  --------------

Computer Services-2.9%
Affiliated Computer Services, Inc. Cl.A(a) ......       763,000       36,395,100
First Data Corp. ................................     4,000,000      156,920,000
                                                                  --------------
                                                                     193,315,100
                                                                  --------------
Computer Software-1.7%
Symantec Corp.(a) ...............................       638,375       28,056,581
Veritas Software Corp.(a) .......................     3,650,000       80,336,500
                                                                  --------------
                                                                     108,393,081
                                                                  --------------


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN GROWTH & INCOME FUND o 7

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------

Contract Manufacturing-1.9%
Flextronics International, Ltd. (Singapore)(a) ..     2,987,050   $   26,136,688
Sanmina-SCI Corp.(a) ............................    14,130,750       67,827,600
Solectron Corp.(a) ..............................    10,257,100       32,720,149
                                                                  --------------
                                                                     126,684,437
                                                                  --------------
Semi-Conductor Components-2.3%
Intersil Corp. Cl.A(a) ..........................     2,185,000       40,422,500
Marvell Technology Group, Ltd.(a) ...............     1,990,000       45,927,210
Micron Technology, Inc.(a) ......................     7,440,600       63,245,100
                                                                  --------------
                                                                     149,594,810
                                                                  --------------
                                                                     893,420,868
                                                                  --------------
Health Care-12.8%
Drugs-7.5%
King Pharmaceuticals, Inc.(a) ...................     1,583,100       19,962,891
Pfizer, Inc. ....................................     6,671,000      205,133,250
Watson Pharmaceuticals, Inc.(a) .................       770,000       22,383,900
Wyeth ...........................................     5,718,400      248,921,952
                                                                  --------------
                                                                     496,401,993
                                                                  --------------
Medical Services-5.3%
Cardinal Health, Inc. ...........................     1,140,000       63,019,200
HCA, Inc. .......................................     3,218,700      103,320,270
Tenet Healthcare Corp.(a) .......................     3,215,900       47,723,956
UnitedHealth Group, Inc. ........................       370,000       34,088,100
Wellpoint Health Networks, Inc.(a) ..............     1,428,400      108,472,696
                                                                  --------------
                                                                     356,624,222
                                                                  --------------
                                                                     853,026,215
                                                                  --------------
Energy-10.3%
Domestic Integrated-0.7%
Occidental Petroleum Corp. ......................     1,550,000       46,267,500
                                                                  --------------

Domestic Producers-1.1%
Devon Energy Corp. ..............................     1,546,000       73,048,500
                                                                  --------------

International-5.8%
BP Plc (ADR)(United Kingdom) ....................     5,000,000      192,700,000
ChevronTexaco Corp. .............................     1,419,000       89,127,390
Exxon Mobil Corp. ...............................     3,000,000      105,600,000
                                                                  --------------
                                                                     387,427,390
                                                                  --------------
Miscellaneous-2.7%
ConocoPhillips ..................................     3,573,000      179,721,900
                                                                  --------------
                                                                     686,465,290
                                                                  --------------
Consumer Services-8.6%
Broadcasting & Cable-3.9%
Comcast Corp. Cl.A(a) ...........................     1,510,000       48,184,100
Cox Communications, Inc. Cl.A(a) ................     4,030,000      133,393,000
Viacom, Inc. Cl.B(a) ............................     1,700,000       73,797,000
                                                                  --------------
                                                                     255,374,100
                                                                  --------------


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN GROWTH & INCOME FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------

Cellular Communications-0.3%
Nextel Communications, Inc. Cl.A(a) .............     1,445,000   $   21,371,550
                                                                  --------------

Entertainment & Leisure-3.3%
Carnival Corp. ..................................     2,820,000       77,803,800
Harley-Davidson, Inc. ...........................     3,155,000      140,208,200
                                                                  --------------
                                                                     218,012,000
                                                                  --------------
Retail-General Merchandise-1.1%
Home Depot, Inc. ................................     1,200,000       33,756,000
Sears, Roebuck & Co. ............................     1,490,000       42,226,600
                                                                  --------------
                                                                      75,982,600
                                                                  --------------
                                                                     570,740,250
Utilities-6.9%
Electric & Gas Utility-4.0%
Consolidated Edison, Inc. .......................     1,000,000       38,870,000
Constellation Energy Group, Inc. ................     1,000,000       29,280,000
Duke Energy Corp. ...............................     2,000,000       35,180,000
Entergy Corp. ...................................     1,737,000       80,961,570
FPL Group, Inc. .................................     1,385,000       84,304,950
                                                                  --------------
                                                                     268,596,520
                                                                  --------------
Telephone Utility-2.9%
AT&T Corp. ......................................     1,600,000       27,280,000
Sprint Corp. (FON Group) ........................     8,499,700       97,831,547
Verizon Communications, Inc. ....................     1,800,000       67,284,000
                                                                  --------------
                                                                     192,395,547
                                                                  --------------
                                                                     460,992,067
                                                                  --------------
Consumer Staples-5.6%
Beverages-1.0%
Anheuser-Busch Companies, Inc. ..................     1,325,000       66,091,000
                                                                  --------------

Cosmetics-0.5%
Avon Products, Inc. .............................       522,210       30,376,956
                                                                  --------------

Household Products-1.5%
Colgate-Palmolive Co. ...........................     1,725,000       98,618,250
                                                                  --------------

Tobacco-2.6%
Altria Group, Inc. ..............................     4,519,650      139,024,434
UST, Inc. .......................................     1,120,000       35,089,600
                                                                  --------------
                                                                     174,114,034
                                                                  --------------
                                                                     369,200,240
                                                                  --------------


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN GROWTH & INCOME FUND o 9

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

                                                      Shares or
                                                      Principal
                                                         Amount
Company                                                   (000)     U.S. $ Value
--------------------------------------------------------------------------------

Transportation-3.5%
Railroad-3.5%
Burlington Northern Santa Fe Corp. ..............     1,572,000   $   44,267,520
Union Pacific Capital Trust
   6.25%, 4/01/28,
   Convertible preferred stock(b) ...............       444,000       22,588,500
Union Pacific Corp. .............................     2,752,000      163,799,040
                                                                  --------------
                                                                     230,655,060
                                                                  --------------
Basic Industry-2.3%
Chemicals-1.8%
E.I. du Pont de Nemours & Co. ...................     1,830,000       77,829,900
Lyondell Chemical Co. ...........................     2,708,700       39,411,585
                                                                  --------------
                                                                     117,241,485
                                                                  --------------
Mining & Metals-0.5%
Alcoa, Inc. .....................................     1,575,000       36,114,750
                                                                  --------------
                                                                     153,356,235
                                                                  --------------
Capital Goods-2.2%
Electrical Equipment-1.1%
Johnson Controls, Inc. ..........................       866,000       71,219,840
                                                                  --------------

Miscellaneous-1.1%
United Technologies Corp. .......................     1,153,300       71,285,473
                                                                  --------------
                                                                     142,505,313
                                                                  --------------
Consumer Manufacturing-0.4%
Building & Related-0.4%
American Standard Companies, Inc.(a) ............       210,000       14,949,900
Mohawk Industries, Inc.(a) ......................       250,000       13,867,500
                                                                  --------------
                                                                      28,817,400
                                                                  --------------
Aerospace & Defense-0.3%
Aerospace-0.3%
Goodrich Corp. ..................................     1,302,900       18,331,803
                                                                  --------------

Total Common & Preferred Stocks
   (cost $6,969,832,053) ........................                  6,519,187,540
                                                                  --------------

SHORT-TERM INVESTMENT-1.2%
Time Deposit-1.2%
State Street Euro Dollar
   0.75%, 5/01/03
   (cost $80,469,000) ...........................   $    80,469       80,469,000
                                                                  --------------

Total Investments-99.4%
   (cost $7,050,301,053) ........................                  6,599,656,540
Other assets less liabilities*-0.6% .............                     42,438,341
                                                                  --------------
Net Assets-100% .................................                 $6,642,094,881
                                                                  ==============


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN GROWTH & INCOME FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

*     SECURITY LENDING INFORMATION

Includes cash collateral received of $231,532,800 for securities on loan as of April 30, 2003 (see Note F). The lending agent invested the cash collateral in a short-term investment as follows:

                                                                            Percent
                                    Current                      U.S. $      of Net
                                     Yield        Shares         Value       Assets
                                    =======    ============   ============  ========
UBS Private Money Market Fund LLC    1.23%      231,532,800   $231,532,800    3.5%

(a)   Non-income producing security.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2003, these securities amounted to $72,662,100 or 1.1% of net assets.

      Glossary:
      ADR - American Depositary Receipt

      See notes to financial statements.


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN GROWTH & INCOME FUND o 11

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

STATEMENT OF ASSETS & LIABILITIES
April 30, 2003 (unaudited)

Assets
Investments in securities, at value (cost $7,050,301,053)   $ 6,599,656,540(a)
Cash ....................................................               690
Collateral held for securities loaned ...................       231,532,800
Receivable for investment securities sold ...............        89,496,587
Receivable for capital stock sold .......................         7,792,191
Dividends and interest receivable .......................         4,366,122
                                                            ---------------
Total assets ............................................     6,932,844,930
                                                            ---------------
Liabilities
Payable for collateral received on securities loaned ....       231,532,800
Payable for investment securities purchased .............        47,530,620
Payable for capital stock redeemed ......................         6,224,603
Advisory fee payable ....................................         3,258,830
Distribution fee payable ................................           757,276
Accrued expenses and other liabilities ..................         1,445,920
                                                            ---------------
Total liabilities .......................................       290,750,049
                                                            ---------------
Net Assets ..............................................   $ 6,642,094,881
                                                            ===============
Composition of Net Assets
Capital stock, at par ...................................   $    24,626,899
Additional paid-in capital ..............................     8,921,994,382
Distributions in excess of net investment income ........       (16,198,826)
Accumulated net realized loss on investment
   transactions .........................................    (1,837,683,061)
Net unrealized depreciation of investments ..............      (450,644,513)
                                                            ---------------
                                                            $ 6,642,094,881
                                                            ===============
Calculation of Maximum Offering Price Class A Shares
Net asset value and redemption price per share
   ($2,664,058,031/980,592,767 shares of
   capital stock issued and outstanding) ................             $2.72
Sales charge--4.25% of public offering price ............               .12
                                                                      -----
Maximum offering price ..................................             $2.84
                                                                      =====
Class B Shares
Net asset value and offering price per share
   ($2,342,525,364/876,134,604 shares of
   capital stock issued and outstanding) ................             $2.67
                                                                      =====
Class C Shares
Net asset value and offering price per share
   ($885,609,027/330,508,999 shares of
   capital stock issued and outstanding) ................             $2.68
                                                                      =====
Advisor Class Shares
Net asset value, redemption and offering price per share
   ($749,902,459/275,453,537 shares of capital stock
   issued and outstanding) ..............................             $2.72
                                                                      =====

(a)   Includes securities on loan with a value of $219,790,449 (see Note F).

      See notes to financial statements.


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN GROWTH & INCOME FUND

                                                         -----------------------
                                                         STATEMENT OF OPERATIONS
                                                         -----------------------

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2003 (unaudited)

Investment Income
Dividends (net of foreign taxes
   withheld of $408,333) ....................    $  70,806,805
Interest ....................................          575,645    $  71,382,450
                                                 -------------
Expenses
Advisory fee ................................       20,057,839
Distribution fee--Class A ...................        3,537,099
Distribution fee--Class B ...................       11,783,471
Distribution fee--Class C ...................        4,488,433
Transfer agency .............................       10,177,339
Printing ....................................          879,266
Custodian ...................................          279,794
Registration ................................          101,057
Administrative ..............................           69,400
Audit and legal .............................           45,892
Directors' fees .............................           12,105
Miscellaneous ...............................           80,922
                                                 -------------
Total expenses ..............................       51,512,617
Less: expense offset arrangement
   (see Note B) .............................          (24,736)
                                                 -------------
Net expenses ................................                        51,487,881
                                                                  -------------
Net investment income .......................                        19,894,569
                                                                  -------------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized loss on investment
   transactions .............................                      (418,111,836)
Net change in unrealized
   appreciation/depreciation
   of investments ...........................                       700,770,940
                                                                  -------------
Net gain on investment transactions .........                       282,659,104
                                                                  -------------
Net Increase in Net Assets
   from Operations ..........................                     $ 302,553,673
                                                                  =============

See notes to financial statements.


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN GROWTH & INCOME FUND o 13

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

STATEMENT OF CHANGES
IN NET ASSETS

                                              Six Months Ended     Year Ended
                                               April 30, 2003      October 31,
                                                (unaudited)           2002
                                              ================   ===============
Increase (Decrease) in Net Assets
from Operations
Net investment income ......................  $     19,894,569   $    38,709,523
Net realized loss on investment
   transactions ............................      (418,111,836)   (1,401,142,823)
Net change in unrealized
   appreciation/depreciation
   of investments ..........................       700,770,940      (671,934,690)
                                              ----------------   ---------------
Net increase (decrease) in net assets
   from operations .........................       302,553,673    (2,034,367,990)
Dividends and Distributions to
Shareholders from
Net investment income
   Class A .................................       (19,512,803)      (20,212,194)
   Class B .................................        (7,346,853)       (8,693,226)
   Class C .................................        (2,783,107)       (3,309,744)
   Advisor Class ...........................        (6,450,632)       (6,494,359)
Tax return of capital
   Class A .................................                -0-      (20,757,296)
   Class B .................................                -0-      (10,168,624)
   Class C .................................                -0-       (3,848,393)
   Advisor Class ...........................                -0-       (6,552,122)
Net realized gain in investment transactions
   Class A .................................                -0-      (81,573,007)
   Class B .................................                -0-      (95,217,086)
   Class C .................................                -0-      (35,133,621)
   Advisor Class ...........................                -0-      (20,522,090)
Capital Stock Transactions
Net increase (decrease) ....................      (304,360,779)      818,978,103
                                              ----------------   ---------------
Total decrease .............................       (37,900,501)   (1,527,871,649)
Net Assets
Beginning of period ........................     6,679,995,382     8,207,867,031
                                              ----------------   ---------------
End of period ..............................  $  6,642,094,881   $ 6,679,995,382
                                              ================   ===============

See notes to financial statements.


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN GROWTH & INCOME FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Growth and Income Fund, Inc. (the "Fund"), formerly Alliance Growth and Income Fund, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN GROWTH & INCOME FUND o 15

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. The Fund accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

4. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisor Class shares. Advisor Class shares have no distribution fees.


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN GROWTH & INCOME FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

5. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. Based on the operations of the Fund as of the semi-annual date, and its distribution policy, the Fund may have a non-taxable distribution at year end. At this time, the amount of this non-taxable distribution is not estimable.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of .625 % of the first $5 billion of the average daily net assets of the Fund, .60 % of the excess over $5 billion up to $7.5 billion, .575 % of the excess over $7.5 billion up to $10 billion and .55% of the excess over $10 billion. Such fee is accrued daily and paid monthly.

Pursuant to the advisory agreement, the Fund paid $69,400 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended April 30, 2003.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $5,784,266 for the six months ended April 30, 2003.

For the six months ended April 30, 2003, the Fund's expenses were reduced by $24,736 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $35,077 from the sale of Class A shares and $32,426, $3,039,868 and $72,458 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2003.

Brokerage commissions paid on investment transactions for the six months ended April 30, 2003 amounted to $6,025,382, of which $356,770 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN GROWTH & INCOME FUND o 17

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $82,713,129 and $8,556,764 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended April 30, 2003, were as follows:

                                            Purchases          Sales
                                         ===============   ===============

Investment securities.................   $1,232,882,467    $1,559,330,415
U.S. government securities............               -0-       32,318,245

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation........................      $  444,805,813
Gross unrealized depreciation........................        (895,450,326)
                                                           --------------
Net unrealized depreciation..........................      $ (450,644,513)
                                                           --------------

1. Option Transactions

For hedging purposes, the Fund purchases and writes (sells) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN GROWTH & INCOME FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

NOTE E
Distributions to Shareholders

The tax character of distributions to be paid for the year ending October 31, 2003 will be determined at the end of the curent fiscal year. The tax character of distributions paid during the fiscal years ended October 31, 2002 and October 31, 2001 were as follows:

                                                     2002              2001
                                                 ============      ============

Distributions paid from:
   Long term capital gain ................       $232,445,804      $334,757,995
   Ordinary income .......................         38,709,523        67,663,415
                                                 ------------      ------------
Total taxable distributions ..............        271,155,327       402,421,410
Return of capital ........................         41,326,435                -0-
                                                 ------------      ------------
Total distributions paid .................       $312,481,762      $402,421,410
                                                 ============      ============


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN GROWTH & INCOME FUND o 19

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

As of October 31, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses .................       $(1,342,885,846)(a)
Unrealized appreciation/(depreciation) ...............        (1,228,100,832)(b)
                                                             ---------------
Total accumulated earnings/(deficit) .................       $(2,570,986,678)
                                                             ===============

(a) On October 31, 2002, the Fund had a net capital loss carryforward of $1,342,885,846 which expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE F

Securities Lending

The Fund has entered into a securities lending agreement with UBS/Paine Webber, Inc. (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund earns fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Fund. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Fund. The Lending Agent will indemnify the Fund for any loss resulting from a borrower's failure to return a loaned security when due. As of April 30, 2003, the Fund had loaned securities with a value of $219,790,449 and received cash collateral of $231,532,800 which was invested in a money market fund as included in the footnotes to the accompanying portfolio of investments. For the six months ended April 30, 2003, the Fund earned fee income of $116,128 which is included in interest income in the accompanying statement of operations.

NOTE G

Capital Stock

There are 12,000,000,000 shares of $0.01 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN GROWTH & INCOME FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                  ----------------------------------  -----------------------------------
                                 Shares                             Amount
                  ----------------------------------  -----------------------------------
                  Six Months Ended                    Six Months Ended
                    April 30, 2003        Year Ended    April 30, 2003         Year Ended
                       (unaudited)   October 31, 2002      (unaudited)   October 31, 2002
                  -----------------------------------------------------------------------
Class A
Shares sold          1,034,483,796     1,169,435,703   $ 2,706,522,931   $  3,492,714,151
-----------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          6,196,579        31,395,433        16,229,572        104,696,991
-----------------------------------------------------------------------------------------
Shares converted
  from Class B           7,259,053        20,745,568        18,892,012         66,793,374
-----------------------------------------------------------------------------------------
Shares redeemed     (1,047,881,860)   (1,093,117,819)   (2,737,535,513)    (3,161,756,400)
-----------------------------------------------------------------------------------------
Net increase                57,568       128,458,885   $     4,109,002   $    502,448,116
=========================================================================================

Class B
Shares sold             40,250,123       262,738,795   $   103,803,114   $    869,139,253
-----------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          2,130,010        24,915,931         5,496,549         83,726,699
-----------------------------------------------------------------------------------------
Shares converted
  to Class A            (7,377,426)      (21,087,784)      (18,892,012)       (66,793,374)
-----------------------------------------------------------------------------------------
Shares redeemed       (128,498,361)     (294,918,168)     (326,970,596)      (869,082,438)
-----------------------------------------------------------------------------------------
Net increase
  (decrease)           (93,495,654)      (28,351,226)  $  (236,562,945)  $     16,990,140
=========================================================================================

Class C
Shares sold             21,284,317       165,550,371   $    55,138,430   $    554,472,945
-----------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions            722,429         8,515,835         1,871,740         28,612,998
-----------------------------------------------------------------------------------------
Shares redeemed        (65,453,811)     (165,670,549)     (167,730,313)      (507,947,573)
-----------------------------------------------------------------------------------------
Net increase
  (decrease)           (43,447,065)        8,395,657   $  (110,720,143)  $     75,138,370
=========================================================================================

Advisor Class
Shares sold             40,347,018       189,412,724   $   105,821,592   $    636,308,964
-----------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          1,756,696         6,041,816         4,616,962         19,949,876
-----------------------------------------------------------------------------------------
Shares redeemed        (27,680,777)     (138,607,116)      (71,625,247)      (431,857,363)
-----------------------------------------------------------------------------------------
Net increase            14,422,937        56,847,424   $    38,813,307   $    224,401,477
=========================================================================================


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN GROWTH & INCOME FUND o 21

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expense in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2003.


--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN GROWTH & INCOME FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                 ----------------------------------------------------------------------------------------------
                                                                           Class A
                                 ----------------------------------------------------------------------------------------------
                                  Six Months
                                       Ended
                                   April 30,                                     Year Ended October 31,
                                        2003       ----------------------------------------------------------------------------
                                 (unaudited)               2002            2001            2000            1999            1998
                                 ----------------------------------------------------------------------------------------------
Net asset value,
  beginning of period ........   $      2.60        $      3.42     $      4.07     $      3.70     $      3.44     $      3.48
                                 ----------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) .....           .01                .03             .02             .04             .03             .03
Net realized and unrealized
  gain (loss) on investment
  transactions ...............           .13               (.71)           (.39)            .54             .62             .43
                                 ----------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations .................           .14               (.68)           (.37)            .58             .65             .46
                                 ----------------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ..........          (.02)              (.02)           (.04)           (.04)           (.03)           (.04)
Distributions in excess of
  net investment income ......            -0-                -0-             -0-             -0-           (.01)             -0-
Tax return of capital ........            -0-              (.02)             -0-             -0-             -0-             -0-
Distributions from net
  realized gain on
  investment transactions ....            -0-              (.10)           (.24)           (.17)           (.35)           (.46)
                                 ----------------------------------------------------------------------------------------------
Total dividends and
  distributions ..............          (.02)              (.14)           (.28)           (.21)           (.39)           (.50)
                                 ----------------------------------------------------------------------------------------------
Net asset value, end of period   $      2.72        $      2.60     $      3.42     $      4.07     $      3.70     $      3.44
                                 ==============================================================================================
Total Return
Total investment return based
  on net asset value(b) ......          5.42%            (20.89)%         (9.49)%         16.76%          20.48%          14.70%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ............   $ 2,664,058        $ 2,553,700     $ 2,914,367     $ 2,128,381     $ 1,503,874     $   988,965
Ratio of expenses to average
  net assets .................          1.24%(c)           1.14%           1.09%            .91%            .93%            .93%(d)
Ratio of net investment
  income to average
  net assets .................           .96%(c)            .83%            .64%            .96%            .87%            .96%
Portfolio turnover rate ......            19%                75%             67%             53%             48%             89%

See footnote summary on page 27.


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN GROWTH & INCOME FUND o 23

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                 ----------------------------------------------------------------------------------------------
                                                                           Class B
                                 ----------------------------------------------------------------------------------------------
                                  Six Months
                                       Ended
                                   April 30,                                     Year Ended October 31,
                                        2003       ----------------------------------------------------------------------------
                                 (unaudited)               2002            2001            2000            1999            1998
                                 ----------------------------------------------------------------------------------------------
Net asset value,
  beginning of period ........   $      2.56        $      3.37     $      4.02     $      3.66     $      3.41     $      3.45
                                 ----------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) .....            -0-                -0-             -0-            .01              -0-            .01
Net realized and unrealized
  gain (loss) on investment
  transactions ...............           .12               (.69)           (.39)            .54             .62             .43
                                 ----------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations .................           .12               (.69)           (.39)            .55             .62             .44
                                 ----------------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ..........          (.01)              (.01)           (.02)           (.02)             -0-           (.02)
Distributions in excess of
  net investment income ......            -0-                -0-             -0-             -0-           (.02)             -0-
Tax return of capital ........            -0-              (.01)             -0-             -0-             -0-             -0-
Distributions from net
  realized gain on
  investment transactions ....            -0-              (.10)           (.24)           (.17)           (.35)           (.46)
                                 ----------------------------------------------------------------------------------------------
Total dividends and
  distributions ..............          (.01)              (.12)           (.26)           (.19)           (.37)           (.48)
                                 ----------------------------------------------------------------------------------------------
Net asset value, end of period   $      2.67        $      2.56     $      3.37     $      4.02     $      3.66     $      3.41
                                 ==============================================================================================
Total Return
Total investment return based
  on net asset value(b) ......          4.62%            (21.52)%        (10.22)%         15.93%          19.56%          14.07%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ............   $ 2,342,525        $ 2,484,499     $ 3,360,119     $ 2,567,250     $ 1,842,045     $   787,730
Ratio of expenses to average
  net assets .................          2.00%(c)           1.88%           1.84%           1.67%           1.70%           1.72%(d)
Ratio of net investment
  income (loss) to average
  net assets .................           .21%(c)            .07%           (.11)%           .20%            .09%            .17%
Portfolio turnover rate ......            19%                75%             67%             53%             48%             89%

See footnote summary on page 27.


--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN GROWTH & INCOME FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                -----------------------------------------------------------------------------------------
                                                                      Class C
                                -----------------------------------------------------------------------------------------
                                 Six Months
                                      Ended
                                  April 30,                                  Year Ended October 31,
                                       2003       -----------------------------------------------------------------------
                                (unaudited)              2002           2001           2000           1999           1998
                                -----------------------------------------------------------------------------------------
Net asset value,
  beginning of period ........  $      2.57       $      3.37    $      4.02    $      3.66    $      3.41    $      3.45
                                -----------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) ....            -0-               -0-            -0-           .01             -0-           .01
Net realized and unrealized
  gain (loss) on investment
  transactions ...............          .12              (.68)          (.39)           .54            .62            .43
                                -----------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations  ................          .12              (.68)          (.39)           .55            .62            .44
                                -----------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ..........         (.01)             (.01)          (.02)          (.02)            -0-          (.02)
Distributions in excess of
  net investment income ......           -0-               -0-            -0-            -0-          (.02)            -0-
Tax return of capital ........           -0-             (.01)            -0-            -0-            -0-            -0-
Distributions from net
  realized gain on
  investment transactions ....           -0-             (.10)          (.24)          (.17)          (.35)          (.46)
                                -----------------------------------------------------------------------------------------
Total dividends and
  distributions ..............         (.01)             (.12)          (.26)          (.19)          (.37)          (.48)
                                -----------------------------------------------------------------------------------------
Net asset value, end of period  $      2.68       $      2.57    $      3.37    $      4.02    $      3.66    $      3.41
                                =========================================================================================
Total Return
Total investment return based
  on net asset value(b) .......        4.60%           (21.21)%       (10.23)%        15.91%         19.56%         14.07%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ............. $   885,609       $   960,176    $ 1,233,033    $   825,572    $   518,185    $   179,487
Ratio of expenses to average
  net assets ..................        1.97%(c)          1.86%          1.83%          1.66%          1.69%          1.72%(d)
Ratio of net investment
  income (loss) to average
  net assets  .................         .23%(c)           .09%          (.10)%          .21%           .11%           .18%
Portfolio turnover rate .......          19%               75%            67%            53%            48%            89%

See footnote summary on page 27.


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN GROWTH & INCOME FUND o 25

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                 ----------------------------------------------------------------------------------------------
                                                                          Advisor Class
                                 ----------------------------------------------------------------------------------------------
                                  Six Months
                                       Ended
                                   April 30,                                     Year Ended October 31,
                                        2003       ----------------------------------------------------------------------------
                                 (unaudited)               2002            2001            2000            1999            1998
                                 ----------------------------------------------------------------------------------------------
Net asset value,
  beginning of period ........   $      2.61        $      3.43     $      4.08     $      3.71     $      3.44     $      3.48
                                 ----------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) .....           .02                .04             .03             .05             .04             .04
Net realized and unrealized
  gain (loss) on investment
  transactions ...............           .11               (.71)           (.39)            .54             .63             .43
                                 ----------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations .................           .13               (.67)           (.36)            .59             .67             .47
                                 ----------------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ..........          (.02)              (.02)           (.05)           (.05)           (.04)           (.05)
Distributions in excess of
  net investment income ......            -0-                -0-             -0-             -0-           (.01)             -0-
Tax return of capital ........            -0-              (.03)             -0-             -0-             -0-             -0-
Distributions from net
  realized gain on
  investment transactions ....            -0-              (.10)           (.24)           (.17)           (.35)           (.46)
                                 ----------------------------------------------------------------------------------------------
Total dividends and
  distributions ..............          (.02)              (.15)           (.29)           (.22)           (.40)           (.51)
                                 ----------------------------------------------------------------------------------------------
Net asset value, end of period   $      2.72        $      2.61     $      3.43     $      4.08     $      3.71     $      3.44
                                 ==============================================================================================
Total Return
Total investment return based
  on net asset value(b) ......          5.17%            (20.62)%         (9.27)%         16.98%          21.03%          14.96%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ............   $   749,903        $   681,620     $   700,348     $   185,754     $    39,739     $    22,786
Ratio of expenses to average
  net assets .................           .96%(c)            .86%            .84%            .65%            .68%            .76%(d)
Ratio of net investment
  income to average
  net assets .................          1.24%(c)           1.10%            .87%           1.21%           1.12%           1.14%
Portfolio turnover rate ......            19%                75%             67%             53%             48%             89%

See footnote summary on page 27.


--------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN GROWTH & INCOME FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

(a)   Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Ratios reflect expenses grossed up for expense offset arrangement with the transfer agent. For the period shown below, the net expense ratios were as follows:

                                      Year Ended October 31,
                                      ----------------------
                                              1998
                                      ----------------------
      Class A............                       .92%
      Class B............                      1.71%
      Class C............                      1.71%
      Advisor Class......                       .75%


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN GROWTH & INCOME FUND o 27

------------------
BOARD OF DIRECTORS
------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Paul C. Rissman, Senior Vice President
Craig Ayers, Vice President
Thomas J. Bardong, Vice President
Frank V. Caruso, Vice President
Aryeh Glatter, Vice President
Susanne M. Lent, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Accountants

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036-2798

(1)   Member of the Audit Committee.


--------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN GROWTH & INCOME FUND

                                               ---------------------------------
                                               ALLIANCEBERNSTEIN FAMILY OF FUNDS
                                               ---------------------------------

ALLIANCEBERNSTEIN FAMILY OF FUNDS

U.S. Growth Funds

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Quasar Fund
Technology Fund

Value Funds

Disciplined Value Fund
Global Value Fund
Growth & Income Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Blended Style Series

U.S. Large Cap Portfolio

Global & International Stock Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Taxable Bond Funds

Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds

National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

AllianceBernstein also offers AllianceBernstein Exchange Reserves, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

To obtain a prospectus for any AllianceBernstein fund, call your investment professional, or call AllianceBernstein at (800) 227-4618 or visit our web site at www.alliancebernstein.com.


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN GROWTH & INCOME FUND o 29

AllianceBernstein Growth & Income Fund
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

[LOGO] ALLIANCEBERNSTEIN(SM)
       Investment Research and Management

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

GTHSR0403

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         Exhibit No.      DESCRIPTION OF EXHIBIT

         10 (b) (1)       Certification of Principal Executive Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (b) (2)       Certification of Principal Financial Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Growth and Income Fund, Inc.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  June 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  June 30, 2003

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  June 30, 2003